CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Series B One Redeemable Convertible Preferred Stock [Member]	Series B Two Redeemable Convertible Preferred Stock Member	Series A- Redeemable Convertible Preferred Stock [Member]	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2010	$ 10,362	$ 14,982	$ 10,818	$ 716		$ 17	$ (16)		$ (16,155)
Beginning Balance (in shares) at Dec. 31, 2010		5,421,875	9,508,789	190,000		16,642,766	(13,155)
Exercise of restricted shares (in shares)						1,090,988
Exercise of restricted shares	13					1		12
Preferred stock accretion		7,301	(401)	15				(12)	(6,903)
Repurchase of preferred stock (in shares)		(19,531)	(554,298)
Repurchase of preferred stock	(1,530)	(80)	(641)						(809)
Conversion of preferred stock to common stock (in Shares)		(5,402,344)	(8,954,491)	(190,000)		14,926,832
Conversion of preferred stock to common stock		(22,203)	(9,776)	(731)		15		32,695
Issuance of preferred stock, net of transaction costs (in shares)					17,418,807
Issuance of preferred stock, net of transaction costs	135,023				17			135,006
Repurchase of common stock (in shares)							(17,418,695)
Repurchase of common stock	(135,866)						(135,866)
Retirement of common stock (in shares)						(17,418,695)	17,418,695
Retirement of common stock						(17)	135,866	(135,849)
Exercise of stock options and warrants	397							397
Exercise of stock options and warrants (in shares))						423,525
Stock-based compensation expense	3,951							3,951
Net income loss	(184)								(184)
Ending Balance at Dec. 31, 2011	12,166				17	16	(16)	36,200	(24,051)
Ending Balance (in shares) at Dec. 31, 2011					17,418,807	15,665,416	(13,155)
Stock issued for Seed Labs acquisition	935							935
Stock issued for Seed Labs acquisition (in shares)						116,925
Repurchase of common stock (in shares)						116,925	(507,059)
Repurchase of common stock	(3,950)						(3,950)
Exercise of stock options	68							68
Exercise of stock options (in shares)						118,842
Stock-based compensation expense	5,206							5,206
Net income loss	4,305								4,305
Ending Balance at Dec. 31, 2012	$ 18,730				$ 17	$ 16	$ (3,966)	$ 42,409	$ (19,746)
Ending Balance (in shares) at Dec. 31, 2012					17,418,807	15,901,183	(520,214)